Financial instruments	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Financial instruments	Financial instruments
Fair value by hierarchy
As required by IFRS, financial assets and liabilities recorded at fair value in the Condensed Consolidated Interim Financial Statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. There are three hierarchical levels, based on an increasing amount of judgment associated with the inputs to derive fair value for these financial assets and liabilities, which are as follows:
Financial assets and liabilities carried at Level 1 fair value hierarchy are listed in active markets.
Financial assets and liabilities carried at Level 2 fair value hierarchy are valued using corroborated market data.
Level 1 financial assets include money market funds, equity securities in public companies and deferred compensation assets. There were no financial liabilities carried at Level 1 fair value, and Level 2 financial assets and liabilities include derivative financial instruments.
Investments in money market funds and equity securities in public companies are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. Investments in money market funds are classified as Cash & cash equivalents within the Condensed Consolidated Balance Sheet.
Deferred compensation investments for certain employee benefit plans are held in a rabbi trust and dedicated to pay the benefits under the associated plans but are not considered plan assets as the assets remain available to creditors of Alcon in certain events, including bankruptcy. Rabbi trust assets primarily consist of investments in mutual funds. These assets are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.
Level 3 inputs are unobservable for the financial asset or liability. Fair value measurements classified as Level 3 are performed primarily using the income approach or market approach. The financial assets and liabilities generally included in the Level 3 fair value hierarchy are equity securities and convertible notes receivable of private companies measured at fair value through other comprehensive income ("FVOCI"), fund investments, options to acquire private companies and contingent consideration liabilities measured at FVPL.
The below table summarizes financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2026 and December 31, 2025.

	June 30, 2026				December 31, 2025
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Non-current financial assets
Long-term financial investments measured at FVOCI	80	—	177	257	132	—	196	328
Long-term financial investments measured at FVPL	—	—	23	23	—	—	4	4
Deferred compensation assets(1)	212	—	—	212	202	—	—	202
Non-current financial assets at fair value	292	—	200	492	334	—	200	534
Current financial assets
Money market funds	319	—	—	319	562	—	—	562
Current portion of long-term financial investments measured at FVPL(2)	—	—	1	1	—	—	1	1
Derivative financial instruments(2)	—	15	—	15	—	5	—	5
Current financial assets at fair value	319	15	1	335	562	5	1	568
Financial assets at fair value	611	15	201	827	896	5	201	1,102

Non-current financial liabilities
Non-current contingent consideration liabilities	—	—	(64)	(64)	—	—	(160)	(160)
Non-current financial liabilities at fair value	—	—	(64)	(64)	—	—	(160)	(160)
Current financial liabilities
Current contingent consideration liabilities	—	—	(9)	(9)	—	—	(9)	(9)
Derivative financial instruments	—	(3)	—	(3)	—	(6)	—	(6)
Current financial liabilities at fair value	—	(3)	(9)	(12)	—	(6)	(9)	(15)
Financial liabilities at fair value	—	(3)	(73)	(76)	—	(6)	(169)	(175)
(1)    Recorded in Other non-current assets.
(2)    Recorded in Other current assets.
There were no transfers of financial assets or liabilities between levels in the fair value hierarchy during the six months ended June 30, 2026.
The carrying amount is a reasonable approximation of fair value for all other financial instruments as of June 30, 2026 and December 31, 2025, with the exception of the Series 2026, 2028, 2029, 2030, 2032, 2049 and 2052 Notes ("Notes"). The Notes are recorded in Non-current financial debts, with the exception of the Series 2026 Notes, which are recorded in Current financial debts. As of June 30, 2026, the Notes had a fair value of $4,384 million and a carrying value of $4,595 million. As of December 31, 2025, the Notes had a fair value of $4,466 million and a carrying value of $4,608 million. The fair value of the Notes was determined using Level 2 inputs. The Notes were valued using the quoted market price for such Notes, which have low trading volumes.
Level 3 financial instruments measured at fair value on a recurring basis
Financial assets

	Long-term financial investments measured at FVOCI		Financial investments measured at FVPL
($ millions)	2026	2025	2026	2025
Balance as of January 1	196	201	5	2
Additions	37	15	21	2
Net losses recognized in Consolidated Statement of Comprehensive (Loss)/Income	(56)	(34)	—	—
Amortization	—	—	(2)	(1)
Settlements	—	(11)	—	—
Balance as of June 30	177	171	24	3
Financial liabilities

	Contingent consideration liabilities
($ millions)	2026	2025
Balance as of January 1	(169)	(96)
Additions	—	(9)
Accretion for passage of time	(7)	(5)
Adjustments for changes in assumptions	103	—
Balance as of June 30	(73)	(110)
Changes in contingent consideration liabilities in the current year period include fair value adjustments for changes in assumptions of $103 million due to revised expectations for achievement of development and commercial milestones related to the discontinuation of the PowerVision programs. Refer to Note 5 for additional information.
Additions to contingent consideration liabilities in the prior year period relate to the Cylite acquisition. Refer to Note 12 for additional information.
As of June 30, 2026, the probability of success for various development and commercial milestones ranges from 0% to 95% and the maximum remaining potential payments related to contingent consideration from business combinations is $1.1 billion, plus other amounts calculated as a percentage of commercial sales in cases where there is not a specified maximum contractual payment amount. The estimation of probability typically depends on factors such as technical milestones or market performance and is adjusted for the probability of payment. If material, probable payments are appropriately discounted to reflect the impact of time.
Contingent consideration liabilities are reported in Provisions & other non-current liabilities and Provisions & other current liabilities based on the projected timing of settlement, which is estimated to range from late 2026 through 2039 for contingent consideration obligations as of June 30, 2026.
Time deposits
During 2026, Alcon purchased time deposits of $100 million with a six-month term maturing on October 29, 2026. The time deposits are measured at amortized cost and had a carrying value of $101 million as of June 30, 2026.
Long-term note receivable and other financial assets measured at amortized cost
As described in Note 17 to the Consolidated Financial Statements in the Form 20-F, on May 22, 2023, Alcon entered into financing arrangements with a long-term supplier, Lifecore Biomedical, Inc. and certain of its affiliates (collectively, “Lifecore”) resulting in financial assets which Alcon concluded were originated credit-impaired. The maximum exposure to credit risk is reflected in the carrying value of the assets, which amounted to $200 million as of June 30, 2026, including a non-current portion of $199 million in Financial assets and a current portion of $1 million in Other current assets. As of June 30, 2026, in accordance with the terms of the Pledge and Security agreement (“security agreement”), the credit risk exposure is fully mitigated by the collateral, with an estimated amount of approximately $420 million. There have been no significant changes in the quality of the collateral, the terms of the signed security agreement or the credit monitoring procedures described in Note 17 to the Consolidated Financial Statements in the Form 20-F. In addition, as of June 30, 2026, Alcon assessed there was no lifetime expected credit loss due to the value of the collateral under the security agreement.
Derivatives
The below table summarizes the net value of unsettled positions for currency derivatives contracts including swaps, forwards and options as of June 30, 2026 and December 31, 2025.

($ millions)	June 30, 2026	December 31, 2025
Unrealized gains in Other current assets	15	5
Unrealized losses in Current financial debts	(3)	(6)
Net value of unsettled positions for derivatives contracts	12	(1)
There are master agreements with several banking counterparties for derivative financial instruments; however, there were no derivative financial instruments meeting the offsetting criteria under IFRS as of June 30, 2026 or December 31, 2025.
Nature and extent of risks arising from financial instruments
Note 17 to the Consolidated Financial Statements in the Form 20-F contains a summary of the nature and extent of risks arising from financial instruments. There have been no significant updates to our assessment of the nature and extent of risks arising from financial instruments or corresponding risk management policies during the period.